Segments and Geographical Information (Details) - Schedule of operating segments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
RFID [Member]
Segment Reporting Information [Line Items]
Revenues	$ 6,322	$ 5,712
Gross profit	1,553	1,467
Allocated operating expenses	1,112	1,006
Impairment of Goodwill and intangible assets
Unallocated operating expenses
Operating Income (loss)	441	461
Financial expenses and tax on income
Net income (loss)
Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	9,249	8,976
Gross profit	1,699	1,869
Allocated operating expenses	1,148	1,144
Impairment of Goodwill and intangible assets
Unallocated operating expenses
Operating Income (loss)	551	725
Financial expenses and tax on income
Net income (loss)
Intelligent Robotics [Member]
Segment Reporting Information [Line Items]
Revenues	1,036	301
Gross profit	31	(779)
Allocated operating expenses	336	329
Impairment of Goodwill and intangible assets		988
Unallocated operating expenses
Operating Income (loss)	(305)	(2,096)
Financial expenses and tax on income
Net income (loss)
Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	(50)	(43)
Gross profit
Allocated operating expenses
Impairment of Goodwill and intangible assets
Unallocated operating expenses
Operating Income (loss)
Financial expenses and tax on income
Net income (loss)
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	16,557	14,946
Gross profit	3,283	2,557
Allocated operating expenses	2,596	2,479
Impairment of Goodwill and intangible assets		988
Unallocated operating expenses	324	338
Operating Income (loss)	363	(1,248)
Financial expenses and tax on income	(99)	(137)
Net income (loss)	$ 264	$ (1,385)